Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,482	£ 4,198
Other income	72	27
Other compre hensive income	(1,600)	2,889
(Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(532)	452
Other income	114	(56)
Other compre hensive income	0	(2)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(418)	394
(Level 3) | Non-current assets/liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	0
(Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(2)
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	(2)
(Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(367)	248
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(367)	248
Trading portfolio liabilities | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(6)	0
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(6)	0
Financial liabilities designated at fair value | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	7	(16)
Other income	0	(1)
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	7	(17)
Trading portfolio assets | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	35	(177)
Other income	0	0
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	35	(177)
Financial assets at fair value through the income statement | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(201)	397
Other income	114	(53)
Other compre hensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(87)	344
Assets at fair value through other comprehensive income | (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre hensive income	0	(2)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 0	£ (2)